Leases (Details) - Schedule of Maturities of Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Leases [Abstract]
2023	$ 285,991	$ 1,129,853
2024	1,004,982	1,004,982
2025	710,546	710,546
2026	423,930	423,930
2027
Thereafter
Total lease payments	2,425,449	3,269,311
Less imputed interest	$ (140,194)	(297,436)
Less current portion		(1,086,657)
Total maturities, due beyond one year		$ 1,885,218